Related Parties	12 Months Ended
Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Abstract]
Related Parties

Note 23 — Related Parties

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year ended December 31:

	Related party	Type of	Purchases	Amounts		Amounts
	relationship	transaction	from	owed to		owed by
2022
FCPM III Services B.V. ("Forbion III")	Common control	Rent and office services	40	12		—

2021
FCPM III Services B.V. ("Forbion III")	Common control	Rent and office services	20	21		—
Mr. M.H. Davidson	Exec. director & shareholder	Receivables	—	—		718

2020
FCPM III Services B.V. ("Forbion III")	Common control	Rent and office services	28	3		—
Forbion Capital Partners	Common control	Due diligence and travel	3	—		—
Forbion Capital Fund II Coöperatief U.A. ("Forbion II")	Shareholder	Borrowings	—	10,291	*	—
Forbion Capital Fund IV Coöperatief U.A. ("Forbion IV")	Common control	Borrowings	—	679	*	—
Mr. M.H. Davidson	Exec. director & shareholder	Borrowings	—	679	*	—

* Amounts receivable from this related party were with NewAmsterdam Pharma and comprised of outstanding principal and unpaid interest, with further details given in Note 14 which reflects the total loan receivable. Amount was fully settled in July 2022.

NewAmsterdam Pharma B.V. signed a services agreement with Forbion III where the Company could utilize office space and other facilities at the premises of Forbion III. The Services agreement is effective beginning March 2020 and continues for an indefinite period of time. As the lease grants each party the unilateral right to terminate the lease on giving 30 days’ notice to the other party, for any reason and with no significant penalty, management concluded that the agreement did not contain a lease component and the full amount was expensed as Selling, General and Administration expenses during 2022, 2021 and 2020.

Terms and conditions of transactions with related parties

Transactions with related parties, other than the remuneration of certain non-executive directors as disclosed below, are made on terms equivalent to those that prevail in arm’s length transactions. Outstanding balances at the year-end are unsecured and interest free and settlement generally occurs in cash. There have been no guarantees provided or received for any related party receivables or payables.

Compensation to Directors and Senior Managers of the Company

The Company’s compensation includes base salary, as well as short and long-term incentive schemes.

Key Management Personnel (“KMPs”) are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including the directors of the company. KMP include the Chief Executive Officer, Chief Financial Officer, Chief Science Officer, Chief Operating Officer, Chief Business Officer and Vice President of Research and Development. The following table sets forth the total compensation paid to KMPs during the period:

	2022	2021	2020

Short-term employee benefits	2,741	1,505	1,303
Share-based payments	3,203	753	—
Total compensation paid to key management personnel	5,944	2,258	1,303

Additionally, certain non-executive directors of the Company who serve as representatives of the Company’s shareholders and as such, have of received cash remuneration from the Company during the years ended December 31, 2022, 2021 and 2020 totaling €61 thousand, €26 thousand and nil, respectively, and share-based payment expenses during the period totaling €62 thousand, €13 thousand and nil, respectively. The remaining non-executive directors receive remuneration directly from certain shareholders (Entities affiliated with Forbion, Frazier Lifesciences Sponsor LLC and affiliates, and Entities affiliated with Bain Capital Life Sciences Investors, LLC) that is not recharged to the Company. The amount of this remuneration is not known by the Company.